Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ (491,947)	¥ 120,596	¥ 745,692
Foreign exchange gains (losses)—net	[1]	91,611	89,267	44,345
Net trading gains (losses)		(400,336)	209,863	790,037
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(130,312)	(27,893)	388,289
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[2]	145,979	115,181	(111,920)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		728,226	(209,488)	217,744
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[3]	(13,272)	(55,646)	5,208
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		7,762	23,680	(21,143)
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ (1,230,330)	¥ 274,762	¥ 267,514

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	Amounts include gains and losses on currency swaps.
[3]	Amounts do not include the net gains (losses) of ¥2,838 million, ¥(2,956) million and ¥(605) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2020, 2021 and 2022, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).